Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2019
Minimum [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Maximum [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	25 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum [Member] | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	30 years